Related Party Transaction	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 21 — RELATED PARTY TRANSACTIONS

Names of related parties and related party relationships:

30           Related party disclosures

A.           Names of related parties and related party relationships

i)	Parties where control exists
Subsidiaries
Lytus Technologies Pvt. Ltd — Wholly owned
DDC CATV Network Pvt. Ltd (deconsolidated on April 1, 2021)
Global Health Sciences, Inc (deconsolidated on March 1, 2023)
Lytus Inc (acquired on January 1, 2023)
Sri Sai Cable and Boradand Private Limited (acquired on April 1, 2022)

B            Key Management Personnel (KMP):

Dharmesh Pandya	Chief Executive Officer & Director
Shreyas Shah	Chief Financial Officer & Director
Jagjit Singh Kohli	Director (resigned on January 19. 2023)
Robert M. Damante	Independent Director
Gurdial Singh Khandpur	Independent Director (Resigned on June 14, 2022)
Rajeev Kheror	Independent Director (appointed on July 27, 2022)
Dr. Sanjeiiv Geeta Chaudhary	Independent Director (Removed on July 19, 2023)
Palle Srinivas	Director (related to Sri Sai)
Palle Sunitha	Director (related to Sri Sai)
Pawan Singhal	CFO — Lytus India

C            Enterprise over which KMP has significant influences

Digicable Network (India) Limited	Till June 19, 2019
Achalaa Comunication Networks	Partner in the firm (related to Sri Sai)
Ayyappa Digital Communications	Partner in the firm (related to Sri Sai)
Bhuvanagiri Digital Communications	Partner in the firm (related to Sri Sai)
Godavarikhani Digital Communications	Partner in the firm (related to Sri Sai)
Husnabad Digital Communications	Partner in the firm (related to Sri Sai)
Jammikunta Digital Communications	Partner in the firm (related to Sri Sai)
Marriguda Digital Communications	Partner in the firm (related to Sri Sai)
Sangareddy Digital Communications	Partner in the firm (related to Sri Sai)
Sircilla Digital Communications	Partner in the firm (related to Sri Sai)
Sri Sai Communications (KNR)	Partner in the firm (related to Sri Sai)
Sri Sai Digital Communications	Partner in the firm (related to Sri Sai)
SSC Kamareddy Communications	Partner in the firm (related to Sri Sai)
Thandpur Digital Communications	Partner in the firm (related to Sri Sai)
TS Communications	Partner in the firm (related to Sri Sai)
Vemulawada Digital Comunications	Partner in the firm (related to Sri Sai)
Gayathri Digital Communications	Partner in the firm (related to Sri Sai)
Sri Sai Communication & Internet Pvt Ltd	Partner in the firm (related to Sri Sai)
SSC Fiber Home Networks Pvt. Ltd	Partner in the firm (related to Sri Sai)
Achala Media Television Pvt Ltd	Director (related to Sri Sai)
Sri Sai Cable and Digital Networks Pvt Ltd	Partner in the firm (related to Sri Sai)
Kings Broadband Pvt Ltd	Director (related to Sri Sai)
Inygo Digital Networks Private Limited	Director (related to Sri Sai)

D            Relatives of KMP:

Palle Vikas	Relative of KMP (related to Sri Sai)
Palle Vivek	Relative of KMP (related to Sri Sai)
Nimish Pandya	Relative of KMP (brother of Mr. Dharmesh Pandya)

B. Transactions with Subsidiaries and Key Management Personnel:

S. No.		Subsidiaries			KMP		Significant influence Entity		Relatives of KMP
	Particulars	March 31, 2023		March 31, 2022	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
1	Transactions made during the year
2	Subscription income						107,322.00	—
3	Installation charges						125,071.00	—
4	Loan taken	3,853,017	*	—	311.00	292,904.00
5	Loan write bck				10.00
6	Loan Repayment				(19,000.00)	(304,500.00)
7	Commisiio expenses						696,746.00
8	Bawith charges						25,245.00
9	Purchase of materails						5,111.00
12	Remuneration**				95,644.00	186,352			20,507.00	—
13	Rent paid/provided					—			6,703.00
16	Interest on loans						218.00
	Issue of Shares	2,501,000	*
	Investment in CCD of Subsidary	3,853,017	*
17	Investments in shares of subsidaries	2,501,000	*	—
18	Reimursement of expenss				31,155.00	—
19	Loans and Advances given	3,853,017	*	—					97,355.00	—
1	Trade receivable						352,424.00
2	Trade payable				3,555.00	115,072	2,712,683.00
3	Borrowings	3,853,017	*		544,851.00	38,155.00	—
4	Outstanding loan receivable	3,853,017	*				35,598.00	—	95,443.00
7	Other current assets				214,458.00	214,458.00	1,083,034.00	—
9	IPO amount with Lytus Inc Receivable	118,728
	IPO amount of Lytus BVI Payable	118,728

Transactions in consolidated financials eliminated as inter company transactions

Compensation and benefits to Key Management Personnel would commence upon confirmation by independent compensation committee. The compensation committee is expected to be held in November 30, 2023.

**      As of March 31, 2022, the remuneration of CEO of GHSI was no longer payable.